UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02809 and 811-10095

Name of Fund: BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2016

Date of reporting period: 12/31/2015

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock Value Opportunities Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Value Opportunities LLC	$704,459,611
Total Investments (Cost — $651,190,708) — 100.1%	704,459,611
Liabilities in Excess of Other Assets — (0.1)%	(745,830)

Net Assets — 100.0%	$703,713,781

Notes to Schedule of Investments

BlackRock Value Opportunities Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Value Opportunities LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2015, the value of the investment and the percentage owned by the Fund of the Master LLC was $704,459,611 and 100%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended December 31, 2015, there were no transfers between levels.

BLACKROCK VALUE OPPORTUNITIES FUND, INC.	DECEMBER 31, 2015	1

Schedule of Investments December 31, 2015 (Unaudited)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 5.9%
Aerojet Rocketdyne Holdings, Inc. (a)	408,800	$6,401,808
American Science & Engineering, Inc.	78,400	3,244,192
Cubic Corp.	109,700	5,183,325
Esterline Technologies Corp. (a)	57,900	4,689,900
KLX, Inc. (a)	180,700	5,563,753
Moog, Inc., Class A (a)	125,000	7,575,000
Teledyne Technologies, Inc. (a)	28,500	2,527,950
Triumph Group, Inc.	156,630	6,226,043

		41,411,971
Auto Components — 0.4%
Dorman Products, Inc. (a)	55,405	2,630,075
Banks — 10.7%
Bank of Hawaii Corp.	57,600	3,623,040
CenterState Banks, Inc.	312,500	4,890,625
First Financial Bancorp	398,300	7,197,281
First Horizon National Corp.	414,500	6,018,540
Green Bancorp, Inc. (a)	325,601	3,412,298
Hanmi Financial Corp.	208,600	4,947,992
NBT Bancorp, Inc.	321,200	8,955,056
Opus Bank	180,713	6,680,960
PrivateBancorp, Inc.	105,200	4,315,304
S&T Bancorp, Inc.	191,000	5,886,620
TriState Capital Holdings, Inc. (a)	547,600	7,660,924
United Bankshares, Inc.	125,300	4,634,847
United Community Banks, Inc.	366,900	7,150,881

		75,374,368
Beverages — 0.9%
Cott Corp.	605,708	6,656,731
Biotechnology — 0.0%
MannKind Corp. (a)(b)	4,190	6,075
XOMA Corp. (a)(b)	19,693	26,192

		32,267
Building Products — 0.5%
Continental Building Products, Inc. (a)	207,100	3,615,966
Chemicals — 1.8%
Axiall Corp.	133,278	2,052,481
Huntsman Corp.	202,000	2,296,740
Kraton Performance Polymers, Inc. (a)	341,695	5,675,554
Stepan Co.	55,200	2,742,888

		12,767,663
Commercial Services & Supplies — 1.0%
Matthews International Corp., Class A	130,010	6,949,035
Communications Equipment — 1.3%
ARRIS Group, Inc. (a)(b)	220,474	6,739,890
Viavi Solutions, Inc. (a)	407,108	2,479,288

		9,219,178
Construction & Engineering — 2.0%
EMCOR Group, Inc.	258,000	12,394,320
MYR Group, Inc. (a)	94,900	1,955,889

		14,350,209
Consumer Finance — 0.8%
Cash America International, Inc. (b)	136,100	4,076,195
SLM Corp. (a)	229,847	1,498,602

		5,574,797

Common Stocks	Shares	Value
Diversified Consumer Services — 0.6%
Lincoln Educational Services Corp. (a)	327,133	$650,995
Regis Corp. (a)	256,260	3,626,079

		4,277,074
Electric Utilities — 3.6%
ALLETE, Inc.	202,400	10,287,992
El Paso Electric Co.	258,300	9,944,550
PNM Resources, Inc.	166,000	5,074,620

		25,307,162
Electronic Equipment, Instruments & Components — 6.6%
Anixter International, Inc. (a)	79,500	4,801,005
FARO Technologies, Inc. (a)	36,000	1,062,720
Ingram Micro, Inc., Class A	127,956	3,887,303
Itron, Inc. (a)	253,900	9,186,102
Newport Corp. (a)	238,124	3,779,028
OSI Systems, Inc. (a)	74,851	6,636,290
Plexus Corp. (a)	212,100	7,406,532
SYNNEX Corp.	107,266	9,646,431

		46,405,411
Energy Equipment & Services — 2.6%
CARBO Ceramics, Inc. (b)	169,100	2,908,520
Dril-Quip, Inc. (a)	61,300	3,630,799
Newpark Resources, Inc. (a)	532,600	2,812,128
Patterson-UTI Energy, Inc.	291,500	4,395,820
Superior Energy Services, Inc.	365,100	4,917,897

		18,665,164
Food & Staples Retailing — 1.6%
Smart & Final Stores, Inc. (a)	192,700	3,509,067
SUPERVALU, Inc. (a)	1,104,310	7,487,222

		10,996,289
Food Products — 0.5%
Pinnacle Foods, Inc.	86,702	3,681,367
Gas Utilities — 3.0%
Laclede Group, Inc.	143,300	8,513,453
Northwest Natural Gas Co.	109,400	5,536,734
South Jersey Industries, Inc.	311,300	7,321,776

		21,371,963
Health Care Equipment & Supplies — 7.7%
Accuray, Inc. (a)(b)	1,218,634	8,225,780
Hansen Medical, Inc. (a)(b)	115,648	269,460
Invacare Corp.	547,714	9,524,746
Merit Medical Systems, Inc. (a)	384,014	7,138,820
NuVasive, Inc. (a)	286,804	15,518,964
OraSure Technologies, Inc. (a)	1,217,399	7,840,050
Tandem Diabetes Care, Inc. (a)	487,189	5,753,702

		54,271,522
Health Care Providers & Services — 2.7%
Landauer, Inc.	235,805	7,762,701
Owens & Minor, Inc.	309,887	11,149,734

		18,912,435
Hotels, Restaurants & Leisure — 0.9%
Interval Leisure Group, Inc.	313,981	4,901,243
Papa John’s International, Inc.	21,507	1,201,596

		6,102,839

2	MASTER VALUE OPPORTUNITIES LLC	DECEMBER 31, 2015

Schedule of Investments (continued)	Master Value Opportunities LLC

Common Stocks	Shares	Value
Household Durables — 0.5%
Taylor Morrison Home Corp., Class A (a)	215,929	$3,454,864
Insurance — 4.5%
Argo Group International Holdings Ltd.	75,890	4,541,258
Atlas Financial Holdings, Inc.	191,836	3,817,536
Fidelity & Guaranty Life	75,600	1,917,972
Heritage Insurance Holdings, Inc.	141,300	3,083,166
Maiden Holdings Ltd.	359,200	5,355,672
ProAssurance Corp.	154,600	7,502,738
Selective Insurance Group, Inc.	169,300	5,685,094

		31,903,436
Internet & Catalog Retail — 0.5%
1-800-Flowers.com, Inc., Class A (a)	477,752	3,478,035
IT Services — 1.7%
Acxiom Corp. (a)	214,500	4,487,340
CSG Systems International, Inc.	204,275	7,349,815

		11,837,155
Leisure Products — 0.4%
MCBC Holdings, Inc. (a)	203,382	2,786,333
Life Sciences Tools & Services — 1.1%
Pacific Biosciences of California, Inc. (a)(b)	575,061	7,550,551
Machinery — 4.6%
Actuant Corp., Class A	356,500	8,541,740
Albany International Corp., Class A	57,500	2,101,625
Astec Industries, Inc.	139,300	5,669,510
Chart Industries, Inc. (a)	231,346	4,154,974
CIRCOR International, Inc.	128,529	5,417,497
RBC Bearings, Inc. (a)	89,300	5,767,887
Standex International Corp.	12,600	1,047,690

		32,700,923
Media — 1.7%
AMC Entertainment Holdings, Inc., Class A	126,472	3,035,328
Carmike Cinemas, Inc. (a)	172,129	3,948,639
Live Nation Entertainment, Inc. (a)	214,241	5,263,901

		12,247,868
Metals & Mining — 1.5%
Haynes International, Inc.	198,553	7,284,910
Materion Corp.	129,486	3,625,608

		10,910,518
Multiline Retail — 0.7%
Fred’s, Inc., Class A	280,590	4,593,258
Oil, Gas & Consumable Fuels — 1.0%
Oasis Petroleum, Inc. (a)(b)	304,424	2,243,605
SM Energy Co.	254,400	5,001,504

		7,245,109
Paper & Forest Products — 1.3%
Clearwater Paper Corp. (a)	24,700	1,124,591
PH Glatfelter Co.	430,600	7,940,264

		9,064,855
Professional Services — 1.2%
Kforce, Inc.	202,700	5,124,256

Common Stocks	Shares	Value
Professional Services (continued)
TriNet Group, Inc. (a)	174,900	$3,384,315

		8,508,571
Real Estate Investment Trusts (REITs) — 7.6%
Armada Hoffler Properties, Inc.	465,974	4,883,408
Cedar Realty Trust, Inc.	1,216,923	8,615,815
CyrusOne, Inc.	273,848	10,255,608
Education Realty Trust, Inc.	221,208	8,379,359
LTC Properties, Inc.	193,543	8,349,445
Pennsylvania Real Estate Investment Trust (b)	350,513	7,665,719
Rouse Properties, Inc. (b)	349,261	5,085,240

		53,234,594
Real Estate Management & Development — 0.9%
Marcus & Millichap, Inc. (a)	210,046	6,120,740
Semiconductors & Semiconductor Equipment — 4.3%
Cypress Semiconductor Corp.	543,400	5,330,754
DSP Group, Inc. (a)	291,537	2,752,109
Exar Corp. (a)	411,300	2,521,269
Microsemi Corp. (a)(b)	253,369	8,257,296
Rambus, Inc. (a)	125,900	1,459,181
Semtech Corp. (a)	241,435	4,567,950
Ultratech, Inc. (a)(b)	270,200	5,355,364

		30,243,923
Software — 1.9%
Mentor Graphics Corp.	202,200	3,724,524
PTC, Inc. (a)	172,400	5,970,212
Zynga, Inc., Class A (a)	1,372,900	3,679,372

		13,374,108
Specialty Retail — 3.6%
Buckle, Inc.	68,200	2,099,196
Children’s Place, Inc.	43,344	2,392,589
DSW, Inc., Class A (b)	134,482	3,208,741
Kirkland’s, Inc.	219,187	3,178,211
Men’s Wearhouse, Inc.	24,139	354,361
Murphy USA, Inc. (a)	64,255	3,902,849
Party City Holdco, Inc. (a)	341,399	4,407,461
Penske Automotive Group, Inc.	129,189	5,469,862

		25,013,270
Technology Hardware, Storage & Peripherals — 0.1%
Stratasys Ltd. (b)	34,800	817,104
Textiles, Apparel & Luxury Goods — 0.7%
G-III Apparel Group Ltd. (a)	55,984	2,477,852
Oxford Industries, Inc.	37,700	2,406,014

		4,883,866
Thrifts & Mortgage Finance — 2.6%
Essent Group Ltd. (a)	227,500	4,979,975
EverBank Financial Corp.	193,300	3,088,934
HomeStreet, Inc. (a)	212,500	4,613,375
Northwest Bancshares, Inc.	424,700	5,686,733

		18,369,017
Trading Companies & Distributors — 2.1%
Applied Industrial Technologies, Inc.	232,800	9,426,072

MASTER VALUE OPPORTUNITIES LLC	DECEMBER 31, 2015	3

Schedule of Investments (continued)	Master Value Opportunities LLC

Common Stocks	Shares	Value
Trading Companies & Distributors (continued)
DXP Enterprises, Inc. (a)	131,100	$2,989,080
MRC Global, Inc. (a)	182,200	2,350,380

		14,765,532
Total Common Stocks — 99.6%		701,677,116

Warrants (c)
Biotechnology — 0.0%
MannKind Corp. (Issued/exercisable 2/06/12, 0.6 Share for 1 Warrant, Expires 2/08/16, Strike Price $2.40)	220,500	9,261
XOMA Corp. (Issued/exercisable 3/09/12, 0.50 Share for 1 Warrant, Expires 3/09/17, Strike Price $1.76)	202,350	—
Total Warrants — 0.0%		9,261
Total Long-Term Investments (Cost — $647,286,876) — 99.6%		701,686,377

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (d)(e)	3,961,979	$3,961,979
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.39% (d)(e)(f)	$18,954	18,954,476
Total Short-Term Securities (Cost — $22,916,455) — 3.3%		22,916,455
Total Investments (Cost — $670,203,331*) — 102.9%		724,602,832
Liabilities in Excess of Other Assets — (2.9)%		(20,143,221)

Net Assets — 100.0%		$704,459,611

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$677,032,768

Gross unrealized appreciation	$98,236,935
Gross unrealized depreciation	(50,666,871)

Net unrealized appreciation	$47,570,064

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Warrants entitle the Master LLC to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(d)	Current yield as of period end.

(e)	During the period ended December 31, 2015, investments in issuers considered to be affiliates of the Master LLC for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at March 31, 2015	Net Activity	Shares/Beneficial Interest Held at December 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	833,363	3,128,616	3,961,979	$1,837
BlackRock Liquidity Series, LLC, Money Market Series	$44,494,042	$(25,539,566)	$18,954,476	$240,940	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Security was purchased with the cash collateral from loaned securities. The Master LLC may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

4	MASTER VALUE OPPORTUNITIES LLC	DECEMBER 31, 2015

Schedule of Investments (concluded)	Master Value Opportunities LLC

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$701,677,116	—	—	$701,677,116
Warrants	9,261	—	—	9,261
Short-Term Securities	3,961,979	$18,954,476	—	22,916,455

Total	$705,648,356	$18,954,476	—	$724,602,832

[1] See above Schedule of Investments for values in each industry.

The Master LLC may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$284,424	—	—	$284,424
Foreign currency at value	467	—	—	467
Liabilities:
Collateral on securities loaned at value	—	$(18,954,476)	—	(18,954,476)

Total	$284,891	$(18,954,476)	—	$(18,669,585)

During the period ended December 31, 2015, there were no transfers between levels.

MASTER VALUE OPPORTUNITIES LLC	DECEMBER 31, 2015	5

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date:	February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date:	February 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date:	February 23, 2016